UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS U.S. SMALL CAPITALIZATION EQUITY FUND

FORM N-Q

MARCH 31, 2016

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 2.6%
American Axle & Manufacturing Holdings Inc.	286,442	$4,408,342	*
Cooper Tire & Rubber Co.	118,142	4,373,617
Cooper-Standard Holding Inc.	34,400	2,471,296	*
Dana Holding Corp.	293,782	4,139,388
Modine Manufacturing Co.	141,276	1,555,449	*
Stoneridge Inc.	151,584	2,207,063	*
Tenneco Inc.	97,230	5,008,317	*
Tower International Inc.	141,068	3,837,050

Total Auto Components		28,000,522

Automobiles - 0.3%
Winnebago Industries Inc.	127,007	2,851,307

Distributors - 0.3%
Core-Mark Holding Co. Inc.	34,891	2,845,710

Hotels, Restaurants & Leisure - 4.6%
Bloomin’ Brands Inc.	252,651	4,262,222
Boyd Gaming Corp.	176,100	3,638,226	*
Churchill Downs Inc.	19,097	2,824,064
Cracker Barrel Old Country Store Inc.	25,650	3,915,986
Dave & Buster’s Entertainment Inc.	97,930	3,797,725	*
Denny’s Corp.	172,947	1,791,731	*
Diamond Resorts International Inc.	177,646	4,316,798	*
Isle of Capri Casinos Inc.	176,119	2,465,666	*
Jack in the Box Inc.	75,300	4,809,411
Marcus Corp.	45,254	857,563
Marriott Vacations Worldwide Corp.	51,163	3,453,503
Pinnacle Entertainment Inc.	108,073	3,793,362	*
Ruby Tuesday Inc.	89,200	479,896	*
Sonic Corp.	126,300	4,440,708
Vail Resorts Inc.	39,400	5,267,780

Total Hotels, Restaurants & Leisure		50,114,641

Household Durables - 0.9%
Helen of Troy Ltd.	46,236	4,794,211	*
Hooker Furniture Corp.	47,064	1,546,052
M.D.C. Holdings Inc.	87,974	2,204,629
ZAGG Inc.	108,489	977,486	*

Total Household Durables		9,522,378

Leisure Products - 0.4%
Nautilus Inc.	44,830	866,116	*
Smith & Wesson Holding Corp.	76,657	2,040,609	*
Sturm Ruger & Co. Inc.	20,000	1,367,600

Total Leisure Products		4,274,325

Media - 1.4%
Entravision Communications Corp., Class A Shares	643,381	4,786,755
Gray Television Inc.	285,991	3,351,814	*
Media General Inc.	154,196	2,514,937	*
Sinclair Broadcast Group Inc., Class A Shares	137,500	4,228,125

Total Media		14,881,631

Multiline Retail - 0.5%
Big Lots Inc.	117,791	5,334,754

Specialty Retail - 3.1%
Ascena Retail Group Inc.	553,355	6,120,106	*
Barnes & Noble Inc.	411,582	5,087,154
Children’s Place Inc.	59,623	4,976,732
Christopher & Banks Corp.	131,467	314,206	*
Citi Trends Inc.	34,736	619,343

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Finish Line Inc., Class A Shares	205,274	$4,331,281
Group 1 Automotive Inc.	23,517	1,380,213
Office Depot Inc.	304,600	2,162,660	*
Penske Automotive Group Inc.	76,300	2,891,770
Rent-A-Center Inc.	228,859	3,627,415
Sonic Automotive Inc., Class A Shares	79,308	1,465,612

Total Specialty Retail		32,976,492

Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co.	39,469	2,371,692
Deckers Outdoor Corp.	96,731	5,795,154	*
Perry Ellis International Inc.	60,274	1,109,645	*
Wolverine World Wide Inc.	176,200	3,245,604

Total Textiles, Apparel & Luxury Goods		12,522,095

TOTAL CONSUMER DISCRETIONARY		163,323,855

CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.8%
Ingles Markets Inc., Class A Shares	77,172	2,893,950
SpartanNash Co.	65,900	1,997,429
SUPERVALU Inc.	670,994	3,864,925	*

Total Food & Staples Retailing		8,756,304

Food Products - 2.7%
Cal-Maine Foods Inc.	106,458	5,526,235
Darling Ingredients Inc.	443,201	5,836,957	*
Dean Foods Co.	291,333	5,045,888
Fresh Del Monte Produce Inc.	107,250	4,512,007
Omega Protein Corp.	68,829	1,165,963	*
Sanderson Farms Inc.	75,873	6,842,227

Total Food Products		28,929,277

Personal Products - 0.1%
Medifast Inc.	48,198	1,455,098

TOTAL CONSUMER STAPLES		39,140,679

ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Atwood Oceanics Inc.	292,361	2,680,950
Era Group Inc.	30,027	281,653	*
Key Energy Services Inc.	744,150	274,889	*
Pioneer Energy Services Corp.	491,531	1,081,368	*
Tidewater Inc.	84,786	579,089

Total Energy Equipment & Services		4,897,949

Oil, Gas & Consumable Fuels - 1.6%
Alon USA Energy Inc.	173,013	1,785,494
Carrizo Oil & Gas Inc.	52,730	1,630,412	*
Delek US Holdings Inc.	115,824	1,765,158
Green Plains Inc.	40,241	642,246
Matador Resources Co.	141,247	2,678,043	*
Nordic American Tankers Ltd.	344,662	4,856,288
Northern Oil and Gas Inc.	120,399	480,392	*
Pacific Ethanol Inc.	80,651	377,447	*
Renewable Energy Group Inc.	43,950	414,888	*
REX American Resources Corp.	30,346	1,683,293	*
Teekay Tankers Ltd., Class A Shares	334,753	1,228,543

Total Oil, Gas & Consumable Fuels		17,542,204

TOTAL ENERGY		22,440,153

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
FINANCIALS - 24.1%
Banks - 7.7%
Ameris Bancorp	71,548	$2,116,390
Banc of California Inc.	108,948	1,906,590
Banner Corp.	42,385	1,781,865
BBCN Bancorp Inc.	237,430	3,606,562
Brookline Bancorp Inc.	202,587	2,230,483
Centerstate Banks Inc.	49,453	736,355
Chemical Financial Corp.	25,925	925,263
Community Trust Bancorp Inc.	20,656	729,570
Customers Bancorp Inc.	88,899	2,100,683	*
First Bancorp	409,865	1,196,806	*
First Financial Bancorp	60,304	1,096,327
First Merchants Corp.	153,060	3,607,624
First Midwest Bancorp Inc.	205,515	3,703,380
First NBC Bank Holding Co.	37,315	768,316	*
Great Western Bancorp Inc.	212,169	5,785,849
Hancock Holding Co.	82,187	1,887,014
Hanmi Financial Corp.	201,730	4,442,095
Hilltop Holdings Inc.	200,494	3,785,327	*
Home BancShares Inc.	113,948	4,666,171
IBERIABANK Corp.	105,930	5,431,031
OFG Bancorp	255,542	1,786,239
Opus Bank	18,961	644,674
PrivateBancorp Inc.	179,600	6,932,560
Talmer Bancorp Inc., Class A Shares	146,213	2,644,993
TowneBank	19,177	368,007
United Community Banks Inc.	252,390	4,661,643
Western Alliance Bancorp	191,622	6,396,342	*
Wilshire Bancorp Inc.	243,378	2,506,793
Wintrust Financial Corp.	78,400	3,476,256
Yadkin Financial Corp.	40,111	949,427

Total Banks		82,870,635

Capital Markets - 2.1%
BGC Partners Inc., Class A Shares	205,000	1,855,250
Cohen & Steers Inc.	39,017	1,518,542
Evercore Partners Inc., Class A Shares	104,621	5,414,137
HFF Inc., Class A Shares	122,387	3,369,314
International FCStone Inc.	76,650	2,048,854	*
Investment Technology Group Inc.	115,310	2,548,351
KCG Holdings Inc., Class A Shares	182,765	2,184,042	*
Manning & Napier Inc.	117,186	945,691
OM Asset Management PLC	103,800	1,385,730
WisdomTree Investments Inc.	129,575	1,481,042

Total Capital Markets		22,750,953

Consumer Finance - 0.3%
Consumer Portfolio Services Inc.	84,916	359,195	*
Credit Acceptance Corp.	13,163	2,389,742	*

Total Consumer Finance		2,748,937

Insurance - 2.1%
American Equity Investment Life Holding Co.	222,995	3,746,316
Employers Holdings Inc.	53,500	1,505,490
Federated National Holding Co.	34,400	676,304
HCI Group Inc.	97,996	3,263,267
Heritage Insurance Holdings Inc.	205,611	3,283,608
Maiden Holdings Ltd.	262,200	3,392,868
National General Holdings Corp.	72,593	1,567,283
United Fire Group Inc.	42,358	1,856,127
Universal Insurance Holdings Inc.	185,984	3,310,515

Total Insurance		22,601,778

Real Estate Investment Trusts (REITs) - 8.8%
Ashford Hospitality Prime Inc.	81,131	946,799
Ashford Hospitality Trust Inc.	521,594	3,327,770
Cedar Realty Trust Inc.	334,043	2,415,131

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
Coresite Realty Corp.	104,378	$7,307,504
Cousins Properties Inc.	465,189	4,828,662
DiamondRock Hospitality Co.	542,264	5,487,712
DuPont Fabros Technology Inc.	176,600	7,157,598
FelCor Lodging Trust Inc.	716,321	5,816,526
First Industrial Realty Trust Inc.	293,505	6,674,304
Hersha Hospitality Trust	215,084	4,589,892
LaSalle Hotel Properties	109,600	2,773,976
Lexington Realty Trust	394,718	3,394,575
Mack-Cali Realty Corp.	290,222	6,820,217
Pennsylvania Real Estate Investment Trust	102,284	2,234,905
Pennymac Mortgage Investment Trust	152,814	2,084,383
Potlatch Corp.	112,800	3,553,200
RLJ Lodging Trust	283,100	6,477,328
Ryman Hospitality Properties Inc.	103,900	5,348,772
Summit Hotel Properties Inc.	203,592	2,436,996
Sunstone Hotel Investors Inc.	461,473	6,460,622
Xenia Hotels & Resorts Inc.	273,138	4,266,416

Total Real Estate Investment Trusts (REITs)		94,403,288

Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA	85,308	2,060,188	*
Marcus & Millichap Inc.	79,785	2,025,741	*

Total Real Estate Management & Development		4,085,929

Thrifts & Mortgage Finance - 2.7%
BofI Holding Inc.	269,405	5,749,103	*
Essent Group Ltd.	214,249	4,456,379	*
LendingTree Inc.	64,002	6,258,115	*
Meridian Bancorp Inc.	79,588	1,107,865
MGIC Investment Corp.	762,998	5,852,195	*
PHH Corp.	100,000	1,254,000	*
Radian Group Inc.	150,153	1,861,897
Walker & Dunlop Inc.	39,600	961,092	*
WSFS Financial Corp.	59,136	1,923,103

Total Thrifts & Mortgage Finance		29,423,749

TOTAL FINANCIALS		258,885,269

HEALTH CARE - 14.0%
Biotechnology - 4.9%
Achillion Pharmaceuticals Inc.	231,423	1,786,586	*
Acorda Therapeutics Inc.	93,516	2,473,498	*
AMAG Pharmaceuticals Inc.	116,351	2,722,613	*
Amicus Therapeutics Inc.	145,288	1,227,684	*
Anacor Pharmaceuticals Inc.	29,600	1,582,120	*
Arena Pharmaceuticals Inc.	241,900	476,543	*
Cepheid Inc.	53,056	1,769,948	*
Chimerix Inc.	170,317	870,320	*
Eagle Pharmaceuticals Inc.	63,266	2,562,273	*
Emergent BioSolutions Inc.	115,964	4,215,291	*
Enanta Pharmaceuticals Inc.	74,058	2,175,083	*
Epizyme Inc.	71,196	862,895	*
Geron Corp.	995,291	2,906,250	*
Halozyme Therapeutics Inc.	73,989	700,676	*
Infinity Pharmaceuticals Inc.	135,100	711,977	*
Insmed Inc.	71,707	908,528	*
Insys Therapeutics Inc.	140,736	2,250,369	*
Merrimack Pharmaceuticals Inc.	226,776	1,898,115	*
MiMedx Group Inc.	446,464	3,902,095	*
Momenta Pharmaceuticals Inc.	230,896	2,133,479	*
Neurocrine Biosciences Inc.	112,923	4,466,105	*
OncoMed Pharmaceuticals Inc.	49,793	503,407	*
Osiris Therapeutics Inc.	105,040	599,778
Peregrine Pharmaceuticals Inc.	391,300	164,542	*
Repligen Corp.	126,739	3,399,140	*
Sangamo BioSciences Inc.	113,239	685,096	*
Trevena Inc.	137,704	1,138,812	*
Vanda Pharmaceuticals Inc.	385,660	3,224,118	*

Total Biotechnology		52,317,341

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 3.2%
Analogic Corp.	7,755	$612,723
DexCom Inc.	54,950	3,731,654	*
ICU Medical Inc.	47,515	4,946,311	*
Invacare Corp.	148,776	1,959,380
Merit Medical Systems Inc.	186,767	3,453,322	*
Natus Medical Inc.	90,437	3,475,494	*
NuVasive Inc.	85,053	4,137,828	*
NxStage Medical Inc.	116,800	1,750,832	*
OraSure Technologies Inc.	462,937	3,347,035	*
Quidel Corp.	112,377	1,939,627	*
Zeltiq Aesthetics Inc.	204,224	5,546,724	*

Total Health Care Equipment & Supplies		34,900,930

Health Care Providers & Services - 3.3%
Addus HomeCare Corp.	39,425	677,716	*
Amsurg Corp.	56,450	4,211,170	*
Ensign Group Inc.	79,438	1,798,476
Kindred Healthcare Inc.	273,434	3,376,910
Magellan Health Inc.	110,211	7,486,633	*
Molina Healthcare Inc.	100,844	6,503,429	*
Radnet Inc.	45,883	221,615	*
Team Health Holdings Inc.	93,349	3,902,922	*
WellCare Health Plans Inc.	78,573	7,287,646	*

Total Health Care Providers & Services		35,466,517

Life Sciences Tools & Services - 0.8%
Cambrex Corp.	65,102	2,864,488	*
INC Research Holdings Inc., Class A Shares	77,355	3,187,800	*
PAREXEL International Corp.	23,877	1,497,804	*
PRA Health Sciences Inc.	28,600	1,222,936	*

Total Life Sciences Tools & Services		8,773,028

Pharmaceuticals - 1.8%
DepoMed Inc.	112,831	1,571,736	*
Dyax Corp.	233,901	0	(a)(b)(c)
Impax Laboratories Inc.	142,900	4,575,658	*
Intersect ENT Inc.	54,400	1,033,600	*
Lannett Co. Inc.	50,771	910,324	*
Medicines Co.	44,168	1,403,217	*
Prestige Brands Holdings Inc.	57,266	3,057,432	*
Sagent Pharmaceuticals Inc.	29,800	362,666	*
SciClone Pharmaceuticals Inc.	495,887	5,454,757	*
Sucampo Pharmaceuticals Inc., Class A Shares	112,564	1,230,324	*

Total Pharmaceuticals		19,599,714

TOTAL HEALTH CARE		151,057,530

INDUSTRIALS - 12.4%
Aerospace & Defense - 0.5%
AAR Corp.	77,690	1,807,846
Astronics Corp.	62,309	2,377,088	*
Astronics Corp., Class B Shares	5,025	193,161	*
Ducommun Inc.	9,562	145,821	*
Moog Inc., Class A Shares	16,147	737,595	*

Total Aerospace & Defense		5,261,511

Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings Inc.	66,688	2,818,902	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Airlines - 1.0%
Hawaiian Holdings Inc.	183,675	$8,667,623	*
SkyWest Inc.	106,900	2,136,931

Total Airlines		10,804,554

Building Products - 0.3%
Patrick Industries Inc.	77,546	3,519,813	*

Commercial Services & Supplies - 3.4%
ABM Industries Inc.	133,676	4,319,072
ACCO Brands Corp.	291,235	2,615,290	*
Deluxe Corp.	118,900	7,430,061
Ennis Inc.	81,780	1,598,799
Essendant Inc.	119,194	3,805,864
Herman Miller Inc.	113,100	3,493,659
Interface Inc.	245,071	4,543,616
Quad Graphics Inc.	124,830	1,615,300
Steelcase Inc., Class A Shares	172,979	2,580,847
Tetra Technology Inc.	87,244	2,601,616
Unifirst Corp.	20,800	2,269,696

Total Commercial Services & Supplies		36,873,820

Construction & Engineering - 1.6%
Aegion Corp.	83,846	1,768,312	*
Argan Inc.	80,279	2,822,610
EMCOR Group Inc.	120,409	5,851,877
Granite Construction Inc.	79,817	3,815,253
MYR Group Inc.	112,217	2,817,769	*

Total Construction & Engineering		17,075,821

Machinery - 2.6%
Alamo Group Inc.	1,770	98,607
Blount International Inc.	107,831	1,076,153	*
Briggs & Stratton Corp.	91,900	2,198,248
Federal Signal Corp.	272,481	3,613,098
Global Brass & Copper Holdings Inc.	107,004	2,669,750
Greenbrier Cos. Inc.	68,800	1,901,632
Harsco Corp.	174,746	952,366
Hillenbrand Inc.	84,294	2,524,605
Hyster-Yale Materials Handling Inc.	48,703	3,243,620
Mueller Water Products Inc., Class A Shares	366,998	3,625,940
Wabash National Corp.	433,133	5,717,355	*

Total Machinery		27,621,374

Marine - 0.1%
Matson Inc.	25,300	1,016,301

Professional Services - 1.4%
Barrett Business Services Inc.	36,529	1,050,209
Insperity Inc.	90,629	4,688,238
Korn/Ferry International	28,514	806,661
Navigant Consulting Inc.	137,524	2,174,255	*
Resources Connection Inc.	205,320	3,194,779
TrueBlue Inc.	123,575	3,231,486	*

Total Professional Services		15,145,628

Road & Rail - 0.7%
ArcBest Corp.	110,598	2,387,811
Swift Transportation Co.	183,514	3,418,866	*
YRC Worldwide Inc.	228,741	2,131,866	*

Total Road & Rail		7,938,543

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.5%
Aircastle Ltd.	186,479	$4,147,293
CAI International Inc.	97,000	937,020	*

Total Trading Companies & Distributors		5,084,313

TOTAL INDUSTRIALS		133,160,580

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.7%
Black Box Corp.	45,027	606,514
Brocade Communications Systems Inc.	323,900	3,426,862
Calix Inc.	224,292	1,590,230	*
Ciena Corp.	55,031	1,046,690	*
Comtech Telecommunications Corp.	58,633	1,370,253
InterDigital Inc.	49,386	2,748,331
NETGEAR Inc.	89,438	3,610,612	*
Plantronics Inc.	64,118	2,512,784
Polycom Inc.	129,331	1,442,041	*

Total Communications Equipment		18,354,317

Electronic Equipment, Instruments & Components - 3.6%
Benchmark Electronics Inc.	262,745	6,056,272	*
Coherent Inc.	37,778	3,471,798	*
ePlus Inc.	23,203	1,868,074	*
Insight Enterprises Inc.	143,200	4,101,248	*
Methode Electronics Inc.	155,626	4,550,504
Plexus Corp.	100,000	3,952,000	*
QLogic Corp.	283,382	3,808,654	*
Sanmina Corp.	202,845	4,742,516	*
Tech Data Corp.	86,533	6,643,139	*

Total Electronic Equipment, Instruments & Components		39,194,205

Internet Software & Services - 2.0%
EarthLink Holdings Corp.	534,493	3,030,575
LogMeIn Inc.	33,063	1,668,359	*
Stamps.com Inc.	66,292	7,045,514	*
Web.com Group Inc.	95,966	1,902,046	*
WebMD Health Corp.	120,589	7,552,489	*

Total Internet Software & Services		21,198,983

IT Services - 2.5%
CACI International Inc., Class A Shares	11,959	1,276,025	*
Ciber Inc.	69,584	146,822	*
Convergys Corp.	173,260	4,811,430
Datalink Corp.	78,305	715,708	*
EVERTEC Inc.	102,726	1,436,110
Hackett Group Inc.	96,118	1,453,304
Luxoft Holding Inc.	49,444	2,720,903	*
NeuStar Inc., Class A Shares	187,755	4,618,773	*
Science Applications International Corp.	71,842	3,832,052
Sykes Enterprises Inc.	133,045	4,015,298	*
Virtusa Corp.	42,001	1,573,358	*

Total IT Services		26,599,783

Semiconductors & Semiconductor Equipment - 3.5%
Amkor Technology Inc.	630,457	3,713,392	*
Cirrus Logic Inc.	195,057	7,102,025	*
Cohu Inc.	63,808	758,039
Fairchild Semiconductor International Inc.	366,361	7,327,220	*
FormFactor Inc.	293,000	2,130,110	*
Integrated Device Technology Inc.	165,700	3,386,908	*
MaxLinear Inc., Class A Shares	162,952	3,014,612	*
Microsemi Corp.	97,605	3,739,248	*
NeoPhotonics Corp.	266,693	3,744,370	*
Sigma Designs Inc.	229,696	1,561,933	*
Xcerra Corp.	132,487	863,815	*

Total Semiconductors & Semiconductor Equipment		37,341,672

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Software - 4.4%
A10 Networks Inc.	114,110	$675,531	*
Aspen Technology Inc.	168,155	6,075,440	*
Fair Isaac Corp.	41,502	4,402,947
Gigamon Inc.	151,671	4,704,834	*
Manhattan Associates Inc.	149,828	8,520,718	*
Mentor Graphics Corp.	151,600	3,082,028
MicroStrategy Inc., Class A Shares	30,734	5,523,515	*
Pegasystems Inc.	134,967	3,425,463
Progress Software Corp.	156,573	3,776,541	*
Silver Spring Networks Inc.	31,000	457,250	*
Tivo Inc.	430,008	4,089,376	*
VASCO Data Security International Inc.	194,985	3,002,769	*

Total Software		47,736,412

Technology Hardware, Storage & Peripherals - 0.5%
Electronics for Imaging Inc.	19,200	813,888	*
Super Micro Computer Inc.	137,311	4,679,559	*

Total Technology Hardware, Storage & Peripherals		5,493,447

TOTAL INFORMATION TECHNOLOGY		195,918,819

MATERIALS - 3.1%
Chemicals - 1.3%
Axiall Corp.	120,000	2,620,800
Chemtura Corp.	152,414	4,023,729	*
Koppers Holdings Inc.	55,100	1,238,097	*
Minerals Technologies Inc.	35,762	2,033,070
Trinseo SA	100,438	3,697,123	*

Total Chemicals		13,612,819

Construction Materials - 0.1%
US Concrete Inc.	16,900	1,006,902	*

Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	336,500	4,324,025

Metals & Mining - 1.0%
Commercial Metals Co.	240,618	4,083,287
Ferroglobe PLC	97,300	857,213
Handy & Harman Ltd.	11,000	300,850	*
Kaiser Aluminum Corp.	14,552	1,230,226
Stillwater Mining Co.	179,100	1,907,415	*
Worthington Industries Inc.	63,473	2,262,178

Total Metals & Mining		10,641,169

Paper & Forest Products - 0.3%
Clearwater Paper Corp.	60,800	2,949,408	*
Resolute Forest Products Inc.	160,100	882,151	*

Total Paper & Forest Products		3,831,559

TOTAL MATERIALS		33,416,474

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
IDT Corp., Class B Shares	25,738	401,255
Inteliquent Inc.	133,851	2,148,309
Vonage Holdings Corp.	1,005,620	4,595,683	*

Total Diversified Telecommunication Services		7,145,247

Wireless Telecommunication Services - 0.1%
Spok Holdings Inc.	84,338	1,476,759

TOTAL TELECOMMUNICATION SERVICES		8,622,006

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY		SHARES	VALUE
UTILITIES - 4.0%
Electric Utilities - 1.6%
ALLETE Inc.		80,141	$4,493,506
Empire District Electric Co.		57,701	1,907,018
IDACORP Inc.		41,400	3,088,026
PNM Resources Inc.		224,455	7,568,622

Total Electric Utilities			17,057,172

Gas Utilities - 1.3%
Chesapeake Utilities Corp.		52,142	3,283,382
New Jersey Resources Corp.		54,800	1,996,364
ONE Gas Inc.		48,698	2,975,448
Southwest Gas Corp.		58,500	3,852,225
WGL Holdings Inc.		31,000	2,243,470

Total Gas Utilities			14,350,889

Independent Power and Renewable Electricity Producers - 0.3%
NRG Yield Inc., Class C Shares		35,300	502,672
Pattern Energy Group Inc.		114,569	2,184,831

Total Independent Power and Renewable Electricity Producers			2,687,503

Multi-Utilities - 0.4%
Black Hills Corp.		77,975	4,688,637

Water Utilities - 0.4%
American States Water Co.		59,252	2,332,159
California Water Service Group		80,624	2,154,273

Total Water Utilities			4,486,432

TOTAL UTILITIES			43,270,633

TOTAL COMMON STOCKS (Cost - $1,014,789,395)			1,049,235,998

INVESTMENTS IN UNDERLYING FUNDS - 1.0%
iShares Trust - iShares Russell 2000 Index Fund (Cost - $11,085,827)		96,106	10,631,246

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,025,875,222)			1,059,867,244

	RATE
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $14,744,341)	0.447%	14,744,341	14,744,341

TOTAL INVESTMENTS - 99.9% (Cost - $1,040,619,563#)			1,074,611,585
Other Assets in Excess of Liabilities - 0.1%			1,353,625

TOTAL NET ASSETS - 100.0%			$1,075,965,210

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch U.S. Small Capitalization Equity Fund (effective April 1, 2016, QS U.S. Small Capitalization Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$151,057,530	—	$0	*	$151,057,530
Other Common Stocks	898,178,468	—	—		898,178,468
Investments in Underlying Funds	10,631,246	—	—		10,631,246

Total Long-Term Investments	$1,059,867,244	—	$0	*	$1,059,867,244

Short-Term Investments†	14,744,341	—	—		14,744,341

Total Investments	$1,074,611,585	—	$0	*	$1,074,611,585

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$150,691,656
Gross unrealized depreciation	(116,699,634)

Net unrealized appreciation	$33,992,022

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016